SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term loans	$ 236,985	$ 212,734
Long-term loans	$ 114,109	$ 65,190